PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets Current [Abstract]
Summary of prepaid expenses and other assets

	As of December 31,
	2020	2021
	US$	US$
IPO distribution service and promotional and advertisement service receivables	5,360,831	3,588,851
Prepaid data and IT service expenses	1,315,469	2,226,216
Prepaid income taxes	—	1,978,308
Rental and other deposits	391,625	1,885,272
Advances to employees	825,682	1,458,582
Prepaid professional service fees	998,235	1,225,020
Prepaid marketing expenses	402,724	1,073,965
Wealth management service fees receivables	—	727,209
Input VAT receivables	1,174,934	529,985
Interest receivables from term deposits	429,454	117,392
Others	315,476	1,240,823
Total	11,214,430	16,051,623